Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Entity Registrant Name	MICRONET ENERTEC TECHNOLOGIES, INC.
Entity Central Index Key	0000854800
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2012